EMPLOYEE BENEFITS AND LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits And Liabilities
Expense in defined contribution plans	$ 345	$ 329